Equity-Accounted Investees - Other equity method investees - Movements In Investments Carrying Amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Movement in the investments in equity-accounted investees
Share of profit / (losses)	€ 8,972
Investments in equity-accounted investees	114,473	€ 226,905	€ 219,009
Rest of equity accounted investees
Movement in the investments in equity-accounted investees
Acquisitions	12,369	12,222	80,685
Transfers		(500)	16,000
Share of profit / (losses)	(19,744)	(11,038)	(13,195)
Share of other comprehensive income / translation differences	1,736	9,270	(27,134)
Losses for Impairment	(19,794)		(6,692)
Collected dividends		(3,058)
Investments in equity-accounted investees		79,616		€ 79,616
Investments in equity-accounted investees	€ 54,183	€ 226,905	€ 219,009		€ 201,345